Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ (42,693)	S/ (128,650)
Interest expenses from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(116,885)	(78,300)
Interest income from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	92,637	62,158
Expenses for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(136,625)	(337,907)
Income for exchange differences from cash flow hedges
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 118,180	S/ 225,399